22. Borrowings (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings Details 3
Borrowings, beginning	$ 2,823,283	$ 2,509,773	$ 1,632,403
Proceeds from borrowings	870,900	0	0
Payment of borrowings' interest	(283,423)	(265,950)	(172,923)
Repurchase of Corporate Notes by the trust	0	(4,866)	0
Paid from the repurchase of Corporate Notes	0	(221,846)	0
Gain from the repurchase of Corporate Notes	0	(42)	0
Exchange difference and interest accrued	578,236	791,516	961,519
Costs capitalized	273,875	14,698	88,774
Borrowings, ending	$ 4,262,871	$ 2,823,283	$ 2,509,773